Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
Summary of employees and directors stock option activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value

Outstanding at January 1, 2016	4,735,732	$2.92	3.69	$36

Granted	2,927,501	1.68
Exercised	(53,074)	1.58
Expired and forfeited	(2,088,529)	2.62

Outstanding at December 31, 2016	5,521,630	$2.39	3.96	$1,141

Options vested and expected to vest at December 31, 2016	5,173,728	$2.42	3.89	$1,028

Exercisable options at December 31, 2016	2,443,610	$3.04	2.85	$123

Weighted average fair value of options granted during the year		$0.63

Schedule of employee and directors options outstanding

Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$1.44 - $2.13	2,562,807	5.26	$1.70	232,098	$1.62
$2.29 - $2.91	932,041	2.54	$2.63	788,023	$2.62
$3.00 - $3.14	1,216,977	3.53	$3.03	741,354	$3.05
$3.16 - $3.32	582,137	2.68	$3.26	454,467	$3.25
$3.41 - $3.67	227,668	0.70	$3.51	227,668	$3.51

	5,521,630	3.96	$2.39	2,443,610	$2.85

Summary of RSUs activity
Number of RSUs

Outstanding at January 1, 2016	-

Granted	30,000
Vested	-
Forfeited	-

Outstanding at December 31, 2016	30,000

Schedule of options to non-employees

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	53,000	Feb-18
February 13, 2013	5,000	$3.14	4,792	Feb-19
August 1, 2013	150,000	$3.08	125,000	Aug-19
May 14, 2014	3,000	$3.32	1,946	May-20
February 18, 2015	3,000	$3.00	1,388	Feb-21
February 10, 2016	40,000	$1.44	7,500	Feb-22

	254,000		193,626

Schedule of stock-based compensation expense
	Year ended December 31,
	2016	2015	2014

Cost of revenues	$73	$64	$55
Research and development	314	302	292
Sales and marketing	198	251	292
General and administrative	395	449	581

	$980	$1,066	$1,220